Net Income (Loss) Per Share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
12. Net Income (Loss) Per Share
A reconciliation of net income (loss) available to common stockholders and the number of shares in the calculation of basic and diluted income (loss) per share follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Basic net earnings (loss) per share
Numerator:
Net income (loss)	$(71,811)	$(262,594)	$(83,866)	$(102,066)	$(59,910)	$3,145
Accretion of dividends on Class A common stock	—	(217,904)	(268,007)	(231,549)	(69,835)	—
Gain on conversion of Class A common stock	—	—	—	711,247	—	—
Earnings allocated to unvested restricted stock	—	—	—	(12,997)	—	(42)
Net income (loss) available to common stockholders	$(71,811)	$(480,498)	$(351,873)	$364,635	$(129,745)	$3,103
Denominator:
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share	71,989	96,465	100,433	140,301	101,644	305,653

Diluted net earnings (loss) per share
Numerator:
Net income (loss) available to common stockholders	$(71,811)	$(480,498)	$(351,873)	$364,635	$(129,745)	$3,103
Denominator:
Weighted-average shares used in computing basic net earnings (loss) per share	71,989	96,465	100,433	140,301	101,644	305,653
Add stock-based incentive stock awards	—	—	—	2,240	—	4,130
Weighted-average shares used in computing diluted net earnings (loss) per share	71,989	96,465	100,433	142,541	101,644	309,783

The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of the diluted net income (loss) per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive or for which the performance condition had not been met at the end of the period:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Stock options to purchase common stock	659	493	1,635	524	2,035	369
Performance-based stock options to purchase common stock	—	5	105	119	165	130
Non-vested restricted stock incentive awards	—	1,524	3,565	3,442	2,990	2,908
Performance-based non-vested restricted stock incentive awards	—	965	2,527	1,559	1,812	1,282
Restricted stock units	16	—	—	1,139	—	4,675
Performance stock units	—	—	—	175	—	957
Total anti-dilutive shares	675	2,987	7,832	6,958	7,002	10,321

Prior to the conversion at the IPO, Class A Common Stock was not included in the basic or diluted earnings (loss) per share calculations as it was contingently convertible upon a future event. See Note 10. Redeemable Convertible Class A Common Stock for additional details of the conversion of the Class A Common Stock.
The calculation of diluted earnings per share requires us to make certain assumptions related to the use of proceeds that would be received upon the assumed exercise of stock options or purchase of restricted stock.